Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Basis of presentation

Basis of presentation

The Consolidated Financial Statements are prepared in accordance with United States of America (United States or U.S.) generally accepted accounting principles (U.S. GAAP) and are presented in United States dollars ($ or USD) unless otherwise stated. Due to rounding, numbers presented may not add to the totals provided. The par value of capital stock is denominated in Swiss francs.

Reclassifications

Reclassifications

Certain amounts reported for prior years in the Consolidated Financial Statements and the accompanying Notes have been reclassified to conform to the current year’s presentation. These changes primarily relate to the reorganization of the Company’s operating segments (see Note 23) and to the reclassification and netting of deferred tax assets and liabilities as a result of the adoption of an accounting standard update on the classification of deferred taxes (see “New accounting pronouncements - Applicable for current period” below).

Scope of consolidation

Scope of consolidation

The Consolidated Financial Statements include the accounts of ABB Ltd and companies which are directly or indirectly controlled by ABB Ltd. Additionally, the Company consolidates variable interest entities if it has determined that it is the primary beneficiary. Intercompany accounts and transactions are eliminated. Investments in joint ventures and affiliated companies in which the Company has the ability to exercise significant influence over operating and financial policies (generally through direct or indirect ownership of 20 percent to 50 percent of the voting rights), are recorded in the Consolidated Financial Statements using the equity method of accounting.

Operating cycle

Operating cycle

A portion of the Company’s activities (primarily long-term construction activities) has an operating cycle that exceeds one year. For classification of current assets and liabilities related to such activities, the Company elected to use the duration of the individual contracts as its operating cycle. Accordingly, there are accounts receivable, inventories and provisions related to these contracts which will not be realized within one year that have been classified as current.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make assumptions and estimates that directly affect the amounts reported in the Consolidated Financial Statements and the accompanying Notes. The most significant, difficult and subjective of such accounting assumptions and estimates include:

•          estimates used to record expected costs for employee severance in connection with restructuring programs,

•          assumptions and projections, principally related to future material, labor and project-related overhead costs, used in determining the percentage-of-completion on projects,

•          estimates of loss contingencies associated with litigation or threatened litigation and other claims and inquiries, environmental damages, product warranties, self-insurance reserves, regulatory and other proceedings,

•          assumptions used in the calculation of pension and postretirement benefits and the fair value of pension plan assets,

•          estimates to determine valuation allowances for deferred tax assets and amounts recorded for uncertain tax positions,

•          growth rates, discount rates and other assumptions used to determine impairment of long-lived assets and in testing goodwill for impairment,

•          assumptions used in determining inventory obsolescence and net realizable value,

•          estimates and assumptions used in determining the fair values of assets and liabilities assumed in business combinations, and

•          assessment of the allowance for doubtful accounts.

The actual results and outcomes may differ from the Company’s estimates and assumptions.

Cash and equivalents

Cash and equivalents

Cash and equivalents include highly liquid investments with maturities of three months or less at the date of acquisition.

Currency and other local regulatory limitations related to the transfer of funds exist in a number of countries where the Company operates. Funds, other than regular dividends, fees or loan repayments, cannot be readily transferred abroad from these countries and are therefore deposited and used for working capital needs locally. These funds are included in cash and equivalents as they are not considered restricted.

Marketable securities and short-term investments

Marketable securities and short-term investments

Management determines the appropriate classification of held-to-maturity and available-for-sale securities at the time of purchase. At each reporting date, the appropriateness of the classification of the Company’s investments in debt and equity securities is reassessed. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost, adjusted for accretion of discounts or amortization of premiums to maturity computed under the effective interest method. Such accretion or amortization is included in “Interest and dividend income”. Marketable debt securities not classified as held-to-maturity and equity securities that have readily determinable fair values are classified as available-for-sale and reported at fair value.

Unrealized gains and losses on available-for-sale securities are excluded from the determination of earnings and are instead recognized in the “Accumulated other comprehensive loss” component of stockholders’ equity, net of tax, until realized. Realized gains and losses on available-for-sale securities are computed based upon the historical cost of these securities, using the specific identification method.

Marketable debt securities are generally classified as either “Cash and equivalents” or “Marketable securities and short-term investments” according to their maturity at the time of acquisition.

Marketable equity securities are generally classified as “Marketable securities and short-term investments”, however any marketable securities held as a long-term investment rather than as an investment of excess liquidity, are classified as “Other non-current assets”.

The Company performs a periodic review of its debt and equity securities to determine whether an other-than-temporary impairment has occurred. Generally, when an individual security has been in an unrealized loss position for an extended period of time, the Company evaluates whether an impairment has occurred. The evaluation is based on specific facts and circumstances at the time of assessment, which include general market conditions, and the duration and extent to which the fair value is below cost.

If the fair value of a debt security is less than its amortized cost, then an other-than-temporary impairment for the difference is recognized if (i) the Company has the intent to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost base or (iii) a credit loss exists insofar as the Company does not expect to recover the entire recognized amortized cost of the security. Such impairment charges are generally recognized in “Interest and other finance expense”. If the impairment is due to factors other than credit losses, and the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security before recovery of the security’s amortized cost, such impairment charges are recorded in “Accumulated other comprehensive loss”.

In addition, for equity securities, the Company assesses whether the cost value will recover within the near-term and whether the Company has the intent and ability to hold that equity security until such recovery occurs. If an other-than-temporary impairment is identified, the security is written down to its fair value and the related losses are recognized in “Interest and other finance expense”, unless the impairment relates to equity securities classified as “Other non-current assets”, in which case the impairment is reported in “Other income (expense), net”.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount. The Company has a group-wide policy on the management of credit risk. The policy includes a credit assessment methodology to assess the creditworthiness of customers and assign to those customers a risk category. Third-party agencies’ ratings are considered, if available. For customers where agency ratings are not available, the customer’s most recent financial statements, payment history and other relevant information are considered in the assignment to a risk category. Customers are assessed at least annually or more frequently when information on significant changes in the customers’ financial position becomes known. In addition to the assignment to a risk category, a credit limit per customer is set.

The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer specific data. If an amount has not been settled within its contractual payment term then it is considered past due. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the related allowance when the Company believes that the amount will not be recovered.

The Company, in its normal course of business, transfers receivables to third parties, generally without recourse. The transfer is accounted for as a sale when the Company has surrendered control over the receivables. Control is deemed to have been surrendered when (i) the transferred receivables have been put presumptively beyond the reach of the Company and its creditors, even in bankruptcy or other receivership, (ii) the third-party transferees have the right to pledge or exchange the transferred receivables, and (iii) the Company has relinquished effective control over the transferred receivables and does not retain the ability or obligation to repurchase or redeem the transferred receivables. At the time of sale, the sold receivables are removed from the Consolidated Balance Sheets and the related cash inflows are classified as operating activities in the Consolidated Statements of Cash Flows. Costs associated with the sale of receivables, including the related gains and losses from the sales, are included in “Interest and other finance expense”. Transfers of receivables that do not meet the requirements for treatment as sales are accounted for as secured borrowings and the related cash flows are classified as financing activities in the Consolidated Statements of Cash Flows.

Concentrations of credit risk

Concentrations of credit risk

The Company sells a broad range of products, systems, services and software to a wide range of industrial, commercial and utility customers as well as various government agencies and quasi-governmental agencies throughout the world. Concentrations of credit risk with respect to accounts receivable are limited, as the Company’s customer base is comprised of a large number of individual customers. Ongoing credit evaluations of customers’ financial positions are performed to determine whether the use of credit support instruments such as guarantees, letters of credit or credit insurance are necessary; collateral is not generally required. The Company maintains reserves for potential credit losses as discussed above in “Accounts receivable and allowance for doubtful accounts”. Such losses, in the aggregate, are in line with the Company’s expectations.

It is the Company’s policy to invest cash in deposits with banks throughout the world with certain minimum credit ratings and in high quality, low risk, liquid investments. The Company actively manages its credit risk by routinely reviewing the creditworthiness of the banks and the investments held. The Company has not incurred significant credit losses related to such investments.

The Company’s exposure to credit risk on derivative financial instruments is the risk that the counterparty will fail to meet its obligations. To reduce this risk, the Company has credit policies that require the establishment and periodic review of credit limits for individual counterparties. In addition, the Company has entered into close-out netting agreements with most derivative counterparties. Close-out netting agreements provide for the termination, valuation and net settlement of some or all outstanding transactions between two counterparties on the occurrence of one or more pre-defined trigger events. In the Consolidated Financial Statements derivative transactions are presented on a gross basis.

Revenue recognition

Revenue recognition

The Company generally recognizes revenues for the sale of goods when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. With regards to the sale of products, delivery is not considered to have occurred, and therefore no revenues are recognized, until the customer has taken title to the products and assumed the risks and rewards of ownership of the products specified in the purchase order or sales agreement. Generally, the transfer of title and risks and rewards of ownership are governed by the contractually defined shipping terms. The Company uses various International Commercial shipping terms (as promulgated by the International Chamber of Commerce) in its sales of products to third-party customers, such as Ex Works (EXW), Free Carrier (FCA) and Delivered Duty Paid (DDP). Subsequent to delivery of the products, the Company generally has no further contractual performance obligations that would preclude revenue recognition.

Revenues under long-term construction-type contracts are generally recognized using the percentage-of-completion method of accounting. The Company principally uses the cost-to-cost method to measure progress towards completion on contracts. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company’s best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effect of any change in estimate is recorded in the period when the change in estimate is determined.

Short-term construction-type contracts, or long-term construction-type contracts for which reasonably dependable estimates cannot be made or for which inherent hazards make estimates difficult, are accounted for under the completed-contract method. Revenues under the completed-contract method are recognized upon substantial completion—that is: acceptance by the customer, compliance with performance specifications demonstrated in a factory acceptance test or similar event.

For non construction-type contracts that contain customer acceptance provisions, revenue is deferred until customer acceptance occurs or the Company has demonstrated the customer-specified objective criteria have been met or the contractual acceptance period has lapsed.

Revenues from service transactions are recognized as services are performed. For long-term service contracts, revenues are recognized on a straight-line basis over the term of the contract or, if the performance pattern is other than straight-line, as the services are provided. Service revenues reflect revenues earned from the Company’s activities in providing services to customers primarily subsequent to the sale and delivery of a product or complete system. Such revenues consist of maintenance-type contracts, field service activities that include personnel and accompanying spare parts, and installation and commissioning of products as a stand-alone service or as part of a service contract.

Revenues for software license fees are recognized when persuasive evidence of a non-cancelable license agreement exists, delivery has occurred, the license fee is fixed or determinable, and collection is probable. In software arrangements that include rights to multiple software products and/or services, the total arrangement fee is allocated using the residual method. Under this method, revenue is allocated to the undelivered elements based on vendor-specific objective evidence (VSOE) of the fair value of such undelivered elements and the residual amounts of revenue are allocated to the delivered elements. Elements included in multiple element arrangements may consist of software licenses, maintenance (which includes customer support services and unspecified upgrades), hosting, and consulting services. VSOE is based on the price generally charged when an element is sold separately or, in the case of an element not yet sold separately, the price established by management, if it is probable that the price, once established, will not change once the element is sold separately. If VSOE does not exist for an undelivered element, the total arrangement fee will be recognized as revenue over the life of the contract or upon delivery of the undelivered element.

The Company offers multiple element arrangements to meet its customers’ needs. These arrangements may involve the delivery of multiple products and/or performance of services (such as installation and training) and the delivery and/or performance may occur at different points in time or over different periods of time. Deliverables of such multiple element arrangements are evaluated to determine the unit of accounting and if certain criteria are met, the Company allocates revenues to each unit of accounting based on its relative selling price. A hierarchy of selling prices is used to determine the selling price of each specific deliverable that includes VSOE (if available), third-party evidence (if VSOE is not available), or estimated selling price if neither of the first two is available. The estimated selling price reflects the Company’s best estimate of what the selling prices of elements would be if the elements were sold on a stand-alone basis. Revenue is allocated between the elements of an arrangement at the inception of the arrangement. Such arrangements generally include industry-specific performance and termination provisions, such as in the event of substantial delays or non-delivery.

Revenues are reported net of customer rebates and similar incentives. Taxes assessed by a governmental authority that are directly imposed on revenue-producing transactions between the Company and its customers, such as sales, use, value-added and some excise taxes, are excluded from revenues.

Contract loss provisions	Contract loss provisions Losses on contracts are recognized in the period when they are identified and are based upon the anticipated excess of contract costs over the related contract revenues.
Shipping and handling costs	Shipping and handling costs Shipping and handling costs are recorded as a component of cost of sales.
Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method, the weighted-average cost method, or in certain circumstances (for example, where the completed-contract method of revenue recognition is used) the specific identification method. Inventoried costs are stated at acquisition cost or actual production cost, including direct material and labor and applicable manufacturing overheads. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for decreases in sales prices, obsolescence or similar reductions in value.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets that are held and used are assessed for impairment when events or circumstances indicate that the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the asset’s net undiscounted cash flows expected to be generated over its remaining useful life including net proceeds expected from disposition of the asset, if any, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value is determined using a market, income and/or cost approach.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment is stated at cost, less accumulated depreciation and is depreciated using the straight-line method. The estimated useful lives of the assets are generally as follows:

•          factories and office buildings: 30 to 40 years,

•          other facilities: 15 years,

•          machinery and equipment: 3 to 15 years,

•          furniture and office equipment: 3 to 8 years, and

•          leasehold improvements are depreciated over their estimated useful life or, for operating leases, over the lease term, if shorter.

Goodwill and other intangible assets

Goodwill and other intangible assets

Goodwill is reviewed for impairment annually as of October 1, or more frequently if events or circumstances indicate that the carrying value may not be recoverable.

Goodwill is evaluated for impairment at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment. For the annual impairment review in 2017, the reporting units were the same as the operating segments for Electrification Products, Robotics and Motion and Power Grids, while for the Industrial Automation operating segment, the reporting units were determined to be one level below the operating segment.

When evaluating goodwill for impairment, the Company uses either a qualitative or quantitative assessment method for each reporting unit. The qualitative assessment involves determining, based on an evaluation of qualitative factors, if it is more likely than not that the fair value of a reporting unit is less than its carrying value. If, based on this qualitative assessment, it is determined to be more likely than not that the reporting unit’s fair value is less than its carrying value, a quantitative impairment test (described below) is performed, otherwise no further analysis is required. If the Company elects not to perform the qualitative assessment for a reporting unit, then a quantitative impairment test is performed.

The quantitative impairment test calculates the fair value of a reporting unit (based on the income approach whereby the fair value of a reporting unit is calculated based on the present value of future cash flows) and compares it to the reporting unit’s carrying value. If the carrying value of the net assets of a reporting unit exceeds the fair value of the reporting unit then the Company records an impairment charge equal to the difference, provided that the loss recognized does not exceed the total amount of goodwill allocated to that reporting unit.

The cost of acquired intangible assets with a finite life is amortized using a method of amortization that reflects the pattern of intangible assets’ expected contributions to future cash flows. If that pattern cannot be reliably determined, the straight-line method is used. The amortization periods range from 3 to 5 years for software and from 5 to 20 years for customer-, technology- and marketing-related intangibles. Intangible assets with a finite life are tested for impairment upon the occurrence of certain triggering events.

Capitalized software costs

Capitalized software costs

Software for internal use

Costs incurred in the application development stage until the software is substantially complete are capitalized and are amortized on a straight-line basis over the estimated useful life of the software, typically ranging from 3 to 5 years.

Derivative financial instruments and hedging activities

Derivative financial instruments and hedging activities

The Company uses derivative financial instruments to manage currency, commodity, interest rate and equity exposures, arising from its global operating, financing and investing activities (see Note 5).

The Company recognizes all derivatives, other than certain derivatives indexed to the Company’s own stock, at fair value in the Consolidated Balance Sheets. Derivatives that are not designated as hedging instruments are reported at fair value with derivative gains and losses reported through earnings and classified consistent with the nature of the underlying transaction.

If the derivatives are designated as a hedge, depending on the nature of the hedge, changes in the fair value of the derivatives will either be offset against the change in fair value of the hedged item attributable to the risk being hedged through earnings (in the case of a fair value hedge) or recognized in “Accumulated other comprehensive loss” until the hedged item is recognized in earnings (in the case of a cash flow hedge). The ineffective portion of a derivative’s change in fair value is immediately recognized in earnings consistent with the classification of the hedged item. Where derivative financial instruments have been designated as cash flow hedges of forecasted transactions and such forecasted transactions are no longer probable of occurring, hedge accounting is discontinued and any derivative gain or loss previously included in “Accumulated other comprehensive loss” is reclassified into earnings consistent with the nature of the original forecasted transaction. Gains or losses from derivatives designated as hedging instruments in a fair value hedge are reported through earnings and classified consistent with the nature of the underlying hedged transaction.

Certain commercial contracts may grant rights to the Company or the counterparties, or contain other provisions that are considered to be derivatives. Such embedded derivatives are assessed at inception of the contract and depending on their characteristics, accounted for as separate derivative instruments and shown at their fair value in the balance sheet with changes in their fair value reported in earnings consistent with the nature of the commercial contract to which they relate.

Derivatives are classified in the Consolidated Statements of Cash Flows in the same section as the underlying item. Cash flows from the settlement of undesignated derivatives used to manage the risks of different underlying items on a net basis, are classified within “Net cash provided by operating activities”, as the underlying items are primarily operational in nature. Other cash flows on the settlement of derivatives are recorded within “Net cash used in investing activities”.

Leases

Leases

The Company leases primarily real estate, vehicles and office equipment. Rental expense for operating leases is recorded on a straight-line basis over the life of the lease term. Lease transactions where substantially all risks and rewards incident to ownership are transferred from the lessor to the lessee are accounted for as capital leases. All other leases are accounted for as operating leases. Amounts due under capital leases are recorded as a liability. The interest in assets acquired under capital leases is recorded as property, plant and equipment. Depreciation and amortization of assets recorded under capital leases is included in depreciation and amortization expense.

Translation of foreign currencies and foreign exchange transactions

Translation of foreign currencies and foreign exchange transactions

The functional currency for most of the Company’s subsidiaries is the applicable local currency. The translation from the applicable functional currencies into the Company’s reporting currency is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for income statement accounts using average exchange rates prevailing during the year. The resulting translation adjustments are excluded from the determination of earnings and are recognized in “Accumulated other comprehensive loss” until the subsidiary is sold, substantially liquidated or evaluated for impairment in anticipation of disposal.

Foreign currency exchange gains and losses, such as those resulting from foreign currency denominated receivables or payables, are included in the determination of earnings, except as they relate to intercompany loans that are equity-like in nature with no reasonable expectation of repayment, which are recognized in “Accumulated other comprehensive loss”. Exchange gains and losses recognized in earnings are included in “Total revenues”, “Total cost of sales”, “Selling, general and administrative expenses” or “Interest and other finance expense” consistent with the nature of the underlying item.

Income taxes

Income taxes

The Company uses the asset and liability method to account for deferred taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between the financial reporting and the tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company records a deferred tax asset when it determines that it is more likely than not that the deduction will be sustained based upon the deduction’s technical merit. Deferred tax assets and liabilities that can be offset against each other are reported on a net basis. A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized.

Deferred taxes are provided on unredeemed retained earnings of the Company’s subsidiaries. However, deferred taxes are not provided on such unredeemed retained earnings to the extent it is expected that the earnings are permanently reinvested. Such earnings may become taxable upon the sale or liquidation of these subsidiaries or upon the remittance of dividends.

The Company operates in numerous tax jurisdictions and, as a result, is regularly subject to audit by tax authorities. The Company provides for tax contingencies whenever it is deemed more likely than not that a tax asset has been impaired or a tax liability has been incurred for events such as tax claims or changes in tax laws. Contingency provisions are recorded based on the technical merits of the Company’s filing position, considering the applicable tax laws and Organisation for Economic Co-operation and Development (OECD) guidelines and are based on its evaluations of the facts and circumstances as of the end of each reporting period.

The Company applies a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50 percent likely of being realized upon ultimate settlement. Uncertain tax positions that could be settled against existing loss carryforwards or income tax credits are reported net.

The expense related to tax penalties is classified in the Consolidated Income Statements as “Provision for taxes”, while interest thereon is classified as “Interest and other finance expense”.

Research and development	Research and development Research and development costs not related to specific customer orders are generally expensed as incurred.
Earnings per share

Earnings per share

Basic earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year. Diluted earnings per share is calculated by dividing income by the weighted-average number of shares outstanding during the year, assuming that all potentially dilutive securities were exercised, if dilutive. Potentially dilutive securities include: outstanding written call options, outstanding options and shares granted subject to certain conditions under the Company’s share-based payment arrangements. See further discussion related to earnings per share in Note 20 and of potentially dilutive securities in Note 18.

Share-based payment arrangements

Share-based payment arrangements

The Company has various share-based payment arrangements for its employees, which are described more fully in Note 18. Such arrangements are accounted for under the fair value method. For awards that are equity-settled, total compensation is measured at grant date, based on the fair value of the award at that date, and recorded in earnings over the period the employees are required to render service. For awards that are cash-settled, compensation is initially measured at grant date and subsequently remeasured at each reporting period, based on the fair value and vesting percentage of the award at each of those dates, with changes in the liability recorded in earnings.

Fair value measures

Fair value measures

The Company uses fair value measurement principles to record certain financial assets and liabilities on a recurring basis and, when necessary, to record certain non-financial assets at fair value on a non-recurring basis, as well as to determine fair value disclosures for certain financial instruments carried at amortized cost in the financial statements. Financial assets and liabilities recorded at fair value on a recurring basis include foreign currency, commodity and interest rate derivatives, as well as cash-settled call options and available-for-sale securities. Non-financial assets recorded at fair value on a non-recurring basis include long-lived assets that are reduced to their estimated fair value due to impairments.

Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation techniques including the market approach (using observable market data for identical or similar assets and liabilities), the income approach (discounted cash flow models) and the cost approach (using costs a market participant would incur to develop a comparable asset). Inputs used to determine the fair value of assets and liabilities are defined by a three-level hierarchy, depending on the reliability of those inputs. The Company has categorized its financial assets and liabilities and non-financial assets measured at fair value within this hierarchy based on whether the inputs to the valuation technique are observable or unobservable. An observable input is based on market data obtained from independent sources, while an unobservable input reflects the Company’s assumptions about market data.

The levels of the fair value hierarchy are as follows:

Level 1:

Valuation inputs consist of quoted prices in an active market for identical assets or liabilities (observable quoted prices). Assets and liabilities valued using Level 1 inputs include exchange-traded equity securities, listed derivatives which are actively traded such as commodity futures, interest rate futures and certain actively traded debt securities.

Level 2:

Valuation inputs consist of observable inputs (other than Level 1 inputs) such as actively quoted prices for similar assets, quoted prices in inactive markets and inputs other than quoted prices such as interest rate yield curves, credit spreads, or inputs derived from other observable data by interpolation, correlation, regression or other means. The adjustments applied to quoted prices or the inputs used in valuation models may be both observable and unobservable. In these cases, the fair value measurement is classified as Level 2 unless the unobservable portion of the adjustment or the unobservable input to the valuation model is significant, in which case the fair value measurement would be classified as Level 3. Assets and liabilities valued or disclosed using Level 2 inputs include investments in certain funds, reverse repurchase agreements, certain debt securities that are not actively traded, interest rate swaps, commodity swaps, cash-settled call options, forward foreign exchange contracts, foreign exchange swaps and forward rate agreements, time deposits, as well as financing receivables and debt.

Level 3:	Valuation inputs are based on the Company’s assumptions of relevant market data (unobservable input).

Whenever quoted prices involve bid-ask spreads, the Company ordinarily determines fair values based on mid-market quotes. However, for the purpose of determining the fair value of cash-settled call options serving as hedges of the Company’s management incentive plan (MIP), bid prices are used.

When determining fair values based on quoted prices in an active market, the Company considers if the level of transaction activity for the financial instrument has significantly decreased, or would not be considered orderly. In such cases, the resulting changes in valuation techniques would be disclosed. If the market is considered disorderly or if quoted prices are not available, the Company is required to use another valuation technique, such as an income approach.

Disclosures about the Company’s fair value measurements of assets and liabilities are included in Note 6.

Contingencies

Contingencies

The Company is subject to proceedings, litigation or threatened litigation and other claims and inquiries, related to environmental, labor, product, regulatory, tax (other than income tax) and other matters, and is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses. A determination of the provision required, if any, for these contingencies is made after analysis of each individual issue, often with assistance from both internal and external legal counsel and technical experts. The required amount of a provision for a contingency of any type may change in the future due to new developments in the particular matter, including changes in the approach to its resolution.

The Company records a provision for its contingent obligations when it is probable that a loss will be incurred and the amount can be reasonably estimated. Any such provision is generally recognized on an undiscounted basis using the Company’s best estimate of the amount of loss incurred or at the lower end of an estimated range when a single best estimate is not determinable. In some cases, the Company may be able to recover a portion of the costs relating to these obligations from insurers or other third parties; however, the Company records such amounts only when it is probable that they will be collected.

The Company provides for anticipated costs for warranties when it recognizes revenues on the related products or contracts. Warranty costs include calculated costs arising from imperfections in design, material and workmanship in the Company’s products. The Company makes individual assessments on contracts with risks resulting from order-specific conditions or guarantees and assessments on an overall, statistical basis for similar products sold in larger quantities.

The Company may have legal obligations to perform environmental clean-up activities related to land and buildings as a result of the normal operations of its business. In some cases, the timing or the method of settlement, or both, are conditional upon a future event that may or may not be within the control of the Company, but the underlying obligation itself is unconditional and certain. The Company recognizes a provision for these obligations when it is probable that a liability for the clean-up activity has been incurred and a reasonable estimate of its fair value can be made. In some cases, a portion of the costs expected to be incurred to settle these matters may be recoverable. An asset is recorded when it is probable that such amounts are recoverable. Provisions for environmental obligations are not discounted to their present value when the timing of payments cannot be reasonably estimated.

Pensions and other postretirement benefits

Pensions and other postretirement benefits

The Company has a number of defined benefit pension and other postretirement plans. The Company recognizes an asset for such a plan’s overfunded status or a liability for such a plan’s underfunded status in its Consolidated Balance Sheets. Additionally, the Company measures such a plan’s assets and obligations that determine its funded status as of the end of the year and recognizes the changes in the funded status in the year in which the changes occur. Those changes are reported in “Accumulated other comprehensive loss”.

The Company uses actuarial valuations to determine its pension and postretirement benefit costs and credits. The amounts calculated depend on a variety of key assumptions, including discount rates and expected return on plan assets. Current market conditions are considered in selecting these assumptions.

The Company’s various pension plan assets are assigned to their respective levels in the fair value hierarchy in accordance with the valuation principles described in the “Fair value measures” section above.

See Note 17 for further discussion of the Company’s employee benefit plans.

Business combinations

Business combinations

The Company accounts for assets acquired and liabilities assumed in business combinations using the acquisition method and records these at their respective fair values. Contingent consideration is recorded at fair value as an element of purchase price with subsequent adjustments recognized in income.

Identifiable intangibles consist of intellectual property such as trademarks and trade names, customer relationships, patented and unpatented technology, in-process research and development, order backlog and capitalized software; these are amortized over their estimated useful lives. Such intangibles are subsequently subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See “Goodwill and other intangible assets” above. Acquisition-related costs are recognized separately from the acquisition and expensed as incurred. Upon gaining control of an entity in which an equity method or cost basis investment was held by the Company, the carrying value of that investment is adjusted to fair value with the related gain or loss recorded in income.

 Deferred tax assets and liabilities based on temporary differences between the financial reporting and the tax base of assets and liabilities as well as uncertain tax positions and valuation allowances on acquired deferred tax assets assumed in connection with a business combination are initially estimated as of the acquisition date based on facts and circumstances that existed at the acquisition date. These estimates are subject to change within the measurement period (a period of up to 12 months after the acquisition date during which the acquirer may adjust the provisional acquisition amounts) with any adjustments to the preliminary estimates being recorded to goodwill. Changes in deferred taxes, uncertain tax positions and valuation allowances on acquired deferred tax assets that occur after the measurement period are recognized in income.

New accounting pronouncements

New accounting pronouncements

Applicable for current period

Balance sheet classification of deferred taxes

As of January 1, 2017, the Company adopted an accounting standard update removing the requirement to separate deferred tax liabilities and assets into current and noncurrent amounts and instead requiring all such amounts, as well as any related valuation allowance, to be classified as noncurrent in the consolidated balance sheets. This update was applied retrospectively and resulted in a decrease of $297 million in both the total deferred tax assets and total deferred tax liabilities at December 31, 2016, due to additional netting impacts.

Simplifying the transition to the equity method of accounting

As of January 1, 2017, the Company adopted an accounting standard update eliminating the retroactive adjustments to an investment upon it qualifying for the equity method of accounting as a result of an increase in the level of ownership interest or degree of influence by the investor. It requires that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment qualifies for equity method accounting. This update was applied prospectively and did not have a significant impact on the consolidated financial statements.

Improvements to employee share-based payment accounting

As of January 1, 2017, the Company adopted an accounting standard update which changed the accounting for certain aspects of share-based payment awards to employees, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as the classification in the statement of cash flows. This update did not have a significant impact on the consolidated financial statements.

Simplifying the test for goodwill impairment

As of January 1, 2017, the Company early-adopted an accounting standard update eliminating the requirement to calculate the implied fair value of goodwill when measuring a goodwill impairment loss. Instead the Company is now required to record an impairment loss based on the excess of a reporting unit’s carrying amount over its fair value provided that the loss recognized does not exceed the total amount of goodwill allocated to that reporting unit. This update was applied prospectively and did not have a significant impact on the consolidated financial statements.

Applicable for future periods

Revenue from contracts with customers

In May 2014, an accounting standard update was issued to clarify the principles for recognizing revenues from contracts with customers. The update, which supersedes substantially all existing revenue recognition guidance, provides a single comprehensive model for recognizing revenues on the transfer of promised goods or services to customers in an amount that reflects the consideration that is expected to be received for those goods or services. Under the standard it is possible that more judgments and estimates would be required than under existing standards, including identifying the separate performance obligations in a contract, estimating any variable consideration elements, and allocating the transaction price to each separate performance obligation. The update also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. Further updates were issued in 2016 to clarify the guidance on identifying performance obligations, licensing and contract costs, to enhance the implementation guidance on principal versus agent considerations and to add other practical expedients.

In August 2015, the effective date for the update was deferred and the update is now effective for the Company for annual and interim periods beginning January 1, 2018, and is to be applied either (i) retrospectively to each prior reporting period presented, with the option to elect certain defined practical expedients, or (ii) retrospectively with the cumulative effect of initially applying the update recognized at the date of adoption in retained earnings (with additional disclosure as to the impact on individual financial statement lines affected). Early adoption of the standard is permitted for annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

The Company will adopt these updates as of January 1, 2018, pursuant to the aforementioned adoption method (ii), applying them to contracts that are not completed contracts at that date, and will elect the practical expedient for contract modifications.

The Company’s analysis of contracts resulted in only immaterial differences between the identification of performance obligations and the current unit of accounting determination. Except for a limited number of contracts where the required criteria are not met, the analysis supports the recognition of revenue over time following the cost-to-cost method under the new revenue recognition standard for those contracts which are following the cost-to-cost method under the current revenue recognition model. The Company does not expect to record a significant cumulative adjustment to retained earnings as of January 1, 2018, however, the Company expects the adoption will increase total assets and total liabilities by approximately $200 million due to the reclassification of certain advances from customers, currently reported as a reduction of inventory, to liabilities.

Recognition and measurement of financial assets and financial liabilities

In January 2016, an accounting standard update was issued to enhance the reporting model for financial instruments, which includes amendments to address aspects of recognition, measurement, presentation and disclosure. For example, the Company would be required to measure equity investments (except those accounted for under the equity method) at fair value with changes in fair value recognized in net income and to present separately financial assets and financial liabilities by measurement category and form of financial asset. This update is effective for the Company for annual and interim periods beginning January 1, 2018, with early adoption permitted for certain provisions. The Company does not believe that this update will have a significant impact on its consolidated financial statements.

Leases

In February 2016, an accounting standard update was issued that requires lessees to recognize lease assets and corresponding lease liabilities on the balance sheet for all leases with terms of more than 12 months. The update, which supersedes existing lease guidance, will continue to classify leases as either finance or operating, with the classification determining the pattern of expense recognition in the income statement. This update is effective for the Company for annual and interim periods beginning January 1, 2019, with early adoption permitted, and is applicable on a modified retrospective basis with various optional practical expedients. The Company is currently evaluating the impact of this update on its consolidated financial statements.

Measurement of credit losses on financial instruments

In June 2016, an accounting standard update was issued which replaces the existing incurred loss impairment methodology for most financial assets with a new “current expected credit loss” model. The new model will result in the immediate recognition of the estimated credit losses expected to occur over the remaining life of financial assets such as trade and other receivables, held-to-maturity debt securities, loans and other instruments. Credit losses relating to available-for-sale debt securities will be measured in a manner similar to current GAAP, except that the losses will be recorded through an allowance for credit losses rather than as a direct write-down of the security.

This update is effective for the Company for annual and interim periods beginning January 1, 2020, with early adoption permitted for annual and interim periods beginning January 1, 2019. The Company is currently evaluating the impact of this update on its consolidated financial statements.

Classification of certain cash receipts and cash payments in the statement of cash flows

In August 2016, an accounting standard update was issued which clarifies how certain cash receipts and cash payments, including debt prepayment or extinguishment costs, the settlement of zero coupon debt instruments, contingent consideration paid after a business combination, proceeds from insurance settlements, distributions from certain equity method investees and beneficial interests obtained in a financial asset securitization, should be presented and classified in the statement of cash flows. This update is effective for the Company for annual and interim periods beginning January 1, 2018, on a retrospective basis, with early adoption permitted. The Company does not believe that this update will have a significant impact on its consolidated financial statements.

Income taxes – Intra-entity transfers of assets other than inventory

In October 2016, an accounting standard update was issued that requires the Company to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs instead of when the asset has been sold to an outside party. This update is effective for the Company for annual and interim periods beginning January 1, 2018, with early adoption permitted, and is applicable on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company will adopt this update as of January 1, 2018, and expects to record a net reduction in deferred tax assets of approximately $215 million with a corresponding reduction in retained earnings as of this date.

Statement of cash flows – Restricted cash

In November 2016, an accounting standard update was issued which clarifies the classification and presentation of changes in restricted cash on the statement of cash flows. It requires the inclusion of cash and cash equivalents that have restrictions on withdrawal or use in total cash and cash equivalents on the statement of cash flows. This update is effective for the Company for annual and interim periods beginning January 1, 2018, on a retrospective basis, with early adoption permitted. The Company does not believe that this update will have a significant impact on its consolidated financial statements.

Clarifying the definition of a business

In January 2017, an accounting standard update was issued which narrows the definition of a business. It also provides a framework for determining whether a set of transferred assets and activities involves a business. This update is effective for the Company for annual and interim periods beginning January 1, 2018, on a prospective basis, with early adoption permitted. The Company does not believe that this update will have a significant impact on its consolidated financial statements.

Clarifying the scope of asset derecognition guidance and accounting for partial sales of nonfinancial assets

In February 2017, an accounting standard update was issued which clarifies the scope of asset derecognition guidance, adds guidance for partial sales of nonfinancial assets and clarifies recognizing gains and losses from the transfer of nonfinancial assets in contracts with noncustomers. The Company plans to adopt this update retrospectively as of January 1, 2018, with the cumulative effect of initially applying the update recognized at the date of adoption in retained earnings. The Company does not believe that this update will have a significant impact on its consolidated financial statements.

Improving the presentation of net periodic pension cost and net periodic postretirement benefit cost

In March 2017, an accounting standard update was issued which changes how employers that sponsor defined benefit pension plans and other postretirement plans present the net periodic benefit cost in the income statement. Under this update, the Company will be required to report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. Other components of net benefit will be required to be presented in the income statement separately from the service cost component and outside the subtotal of income from operations. Under the amendment only the current service cost component is allowed to be capitalized. This update is effective for the Company for annual and interim periods beginning January 1, 2018, on a retrospective basis for the presentation requirements and on a prospective basis for the capitalization of the current service cost component requirements. The Company will adopt this update as of January 1, 2018, and expects to reclassify income of $42 million and expenses of $38 million to be presented outside of income from operations for the year ended December 31, 2017 and 2016, respectively, and estimates that for 2018 approximately $100 million of income will be presented outside income from operations relating to net periodic pension costs.

Compensation—Stock compensation

In May 2017, an accounting standard update was issued which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under this update, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. This update is effective prospectively and will apply to awards modified on or after January 1, 2018. The Company does not believe that this update will have a significant impact on its consolidated financial statements.

Derivatives and hedging—Targeted improvements to accounting for hedging activities

In August 2017, an accounting standard update was issued which expands and refines hedge accounting for both financial and non-financial risk components, aligns the recognition and presentation of the effects of hedging instruments and hedge items in the financial statements, and includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. This update is effective for the Company for annual and interim periods beginning January 1, 2019. For cash flow and net investment hedges as of the adoption date, the guidance requires a modified retrospective approach. The amended presentation and disclosure guidance is required only prospectively. The Company will adopt this update as of January 1, 2019, and is currently evaluating the impact of this update on its consolidated financial statements.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, an accounting standard update was issued which allows a reclassification to retained earnings of the tax effects stranded in accumulated other comprehensive income as a result of complying with the Tax Cuts and Jobs Act of 2017 (the Tax Act). This update is effective for the Company for annual and interim periods beginning January 1, 2019, with early adoption in any interim period permitted. The updated guidance is to be applied in the period of adoption or retrospectively to each period in which the effect of the Tax Act related to items remaining in accumulated other comprehensive income are recognized. The Company is currently evaluating the impact of this update on its consolidated financial statements.